Commitment and Contingencies (Tables)	12 Months Ended
Dec. 31, 2025
Commitment and Contingencies [Abstract]
Schedule of Minimum Lease Payments Under the Operating Lease

The Group’s commitment for minimum lease payments under the operating lease that is within twelve months as of December 31, 2025 as follow:

Twelve months ending December 31,	Minimum lease payment
2026	10,278
2027	-
Total future lease payment	10,278
Amount representing interest	(144)
Present value of operating lease liabilities	10,424
Less: current portion	(10,424)
Long-term portion	-

Schedule of Supplemental Information

The following summarizes other supplemental information about the Group’s operating lease as of December 31, 2025:

Weighted average discount rate	1.79%
Weighted average remaining lease term (years)	0.3 years